Notes Payable, Net (Details Textual) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 09, 2018	Apr. 30, 2018	Feb. 22, 2017	Jan. 31, 2017	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes Payable, Net (Textual)
Debt discount					$ (106,886)	$ (455,935)	$ (165,841)
Common stock issues value						8,951,929	9,000,290
Loss on modification of derivatives							(319,770)
Loss on modification of warrant							(158,327)
Loss on modification of debt							(5,978,643)
Gain on extinguishment of notes payable							$ 2,802,234
Conversion Agreements [Member]
Notes Payable, Net (Textual)
Face amount			$ 300,000
Loss on modification of derivatives						300,000
Loss on modification of warrant						200,000
Loss on modification of debt						6,000,000
Debt accrued interest			$ 31,000
Number of cancellation shares			2,500,000
Gain on settlement of debt			$ 2,800,000
Conversion Agreements [Member] | Several Accredited Investors (the "Investors") [Member]
Notes Payable, Net (Textual)
Conversion price (in dollars per share)				$ 0.10
Exercise price (in dollars per share)				$ 0.10
Fair value of notes payable				$ 21,610,000
Value of shares issued on conversion				$ 6,331,000
Number of shares issued on conversion				84,822,006
Conversion Agreements [Member] | Warrant [Member]
Notes Payable, Net (Textual)
Number of cancellation shares			3,600,000
Senior Unsecured Note [Member]
Notes Payable, Net (Textual)
Face amount	$ 3,000,000			$ 3,000,000
Debt repayment	1,000,000
Debt discount				(830,018)
Debt issuance costs				306,000
Debt issuance costs consisting shares value				$ 120,000
Debt issuance costs consisting shares				1,020,000
Warrant term				2 years
Common stock issues value				$ 1,147,500		$ 420,000
Common stock issues shares				4,500,000		1,500,000
Common stock issued to the noteholder		$ 1,500,000
Interest Expenses	$ 158,000			$ 275,000	$ 59,000	$ 284,000
Vehicle [Member]
Notes Payable, Net (Textual)
Debt term					36 months
Interest rate					10.80%
Monthly payments					$ 539